DECEMBER 31, 2011

Money Market Portfolio

SEMIANNUAL REPORT

INSTITUTIONAL FIDUCIARY TRUST

FRANKLIN TEMPLETON
INSTITUTIONAL

Contents

Semiannual Report

IFT Money Market Portfolio 1
Performance Summary 3
Your Fund's Expenses 4
Financial Highlights and Statement of Investments 6
Financial Statements 8
Notes to Financial Statements 11
The Money Market Portfolios 16
Shareholder Information 28

Semiannual Report

IFT Money Market Portfolio

Your Fund's Goal and Main Investments: The IFT Money Market Portfolio seeks to provide as high a level of current income as is consistent with preservation of shareholders' capital and liquidity. The Fund invests through The Money Market Portfolio (the Portfolio) mainly in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers. The Fund attempts to maintain a stable $1.00 share price.

Performance data represent past performance, which does not guarantee future results. Investment return will fluctuate. Current performance may differ from figures shown. Please call a Franklin Templeton Institutional Services representative at ***(800) 321-8563*** *for most recent month-end performance.*

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency or institution. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

This semiannual report for IFT Money Market Portfolio covers the period ended December 31, 2011.

Performance Overview

In an effort to promote economic growth, the Federal Reserve Board (Fed) held short-term interest rates at a historically low level during the six-month period under review. As a result, the Fund's seven-day annualized yield was unchanged at 0.00% from June 30, 2011, through December 31, 2011.

Economic and Market Overview

During the six months under review, Fed policymakers maintained historically low interest rates while adopting a more restrained view of the economy largely because of the European sovereign debt crisis and signs the U.S. economic expansion lacked momentum. In September, the Fed announced plans designed to boost the economy by driving down long-term interest rates. The

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). **The SOI begins on page 7.**

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Semiannual Report | 1

Fed intends to sell $400 billion in short-term securities over the next year and purchase an equal amount of long-term securities. The Fed also anticipated it would keep short-term rates near zero through mid-2013.

The economy grew more slowly than expected, and unemployment remained high. Home foreclosures increased, but federal lawmakers made efforts to strengthen the real estate market by removing some eligibility restrictions and charges associated with refinancing. Manufacturing activity weakened during the reporting period partly because of global supply-chain disruptions following
Japan’s natural disasters. Geopolitical instability in some oil-producing regions and investor concerns over weak economic data contributed to volatility in crude oil prices. After prices reached a period high of $103 per barrel on
November 16, they fell to $99 by period-end. Storms and droughts in several states reduced crop yields, pushing up grain prices. As oil and food prices rose, the pace of inflation accelerated during the period. Various U.S. economic gauges began to show some improvement, leading some economists to become more optimistic near year-end about the economy’s prospects.

Generally favorable economic improvements and positive corporate earnings reports somewhat eased investor concerns. During the six months under review, fixed income markets, as measured by the BC U.S. Aggregate Index, posted modest returns, and U.S. stocks, as measured by the Standard & Poor’s® 500
Index, declined.1 Heightened volatility, however, roiled global financial markets amid U.S. lawmakers’ protracted debate and eventual compromise on the debt limit, independent credit rating agency Standard & Poor’s downgrade of the long-term U.S. credit rating to AA+ from AAA, and fears of sovereign debt cri-
sis contagion in Europe. In November, the unemployment rate fell to its lowest level in more than two years, which helped consumer confidence climb to its highest level in more than eight years. Overall for the period under review, how-
ever, investors sought the perceived safety of U.S. Treasuries, which drove their prices higher and yields lower.

Investment Strategy

Consistent with our strategy, we invest, through the Portfolio, mainly in high-quality, short-term U.S. dollar denominated money market securities of domestic and foreign issuers, including bank obligations, commercial paper, repurchase agreements and U.S. government securities. We maintain a dollar-
weighted average portfolio maturity of 60 days or less and a dollar-weighted

1. STANDARD & POOR’S®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC.
Standard & Poor’s does not sponsor, endorse, sell or promote any S&P index-based product.

2 | Semiannual Report

average life of 120 days or less. We seek to provide shareholders with a high-quality, conservative investment vehicle; thus, we do not invest the Fund's cash in derivatives or other relatively volatile securities that we believe involve undue risk.

Manager's Discussion

The six months under review were characterized by extremely low short-term interest rates, which pressured money market yields. We continued to invest the Portfolio's assets in high-quality money market securities. On December 31, 2011, for example, 100% of the securities purchased for the Portfolio carried short-term credit ratings of A-1 or P-1, or higher, by independent credit rating agency Standard & Poor's or Moody's Investors Service.[2]

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

2. These do not indicate ratings of the Fund.

Performance Summary

Symbol: INFXX
12/31/11

Seven-day annualized yield	0.00%
Total annual operating expenses*	0.36%

*The figure is as stated in the Fund's prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figure shown. In efforts to prevent a negative yield, the investment manager and Fund administrator have voluntarily agreed to waive or limit their respective fees, assume as their own expense certain expenses otherwise payable by the Fund, and if necessary, make a capital infusion into the Fund. These waivers, expense reimbursements and capital infusions, which are not reflected in the table above, are voluntary and may be modified or discontinued by the investment manager or Fund administrator at any time, and without further notice. There is no guarantee the Fund will be able to avoid a negative yield.

Annualized yield is for the seven-day period ended 12/31/11. The Fund's average weighted life and weighted maturity were each 53 days. Yield reflects Fund expenses and fluctuations in interest rates on Portfolio investments.

Performance data represent past performance, which does not guarantee future results. Investment return will fluctuate. Current performance may differ from figures shown. Please call a Franklin Templeton Institutional Services representative at ***(800) 321-8563*** *for most recent month-end performance.*

Semiannual Report | 3

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases, if applicable; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if appli- cable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

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Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line of the table is useful in com-
paring ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month annualized expense ratio, net of voluntary expense waivers, of 0.12%, which includes the expenses incurred by the Portfolio, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

Semiannual Report | 5

aAmount rounds to less than $0.001 per share.
bTotal return is not annualized for periods less than one year.
cRatios are annualized for periods less than one year.
dThe expense ratio includes the Fund’s share of the Portfolio’s allocated expenses.
eBenefit of waiver and payment by affiliate rounds to less than 0.01%.
fRounds to less than 0.01%.

6 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 7

Institutional Fiduciary Trust

Financial Statements

Statement of Assets and Liabilities

December 31, 2011 (unaudited)

	Money Market Portfolio
Assets:	
Investment in Portfolio, at value and cost	$7,199,238,309
Cash	10,258
Receivable from affiliates	621,843
Total assets	7,199,870,410
Liabilities:	
Payables:	
Allocator Funds (Note 5)	4,049
Professional fees	46,259
Registration and filing fees	7,527
Accrued expenses and other liabilities	52,319
Total liabilities	110,154
Net assets, at value	$7,199,760,256
Net assets consist of paid-in capital	$7,199,760,256
Shares outstanding	7,199,762,387
Net asset value per share	$1.00

8 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 9

10 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Institutional Fiduciary Trust

Notes to Financial Statements (unaudited)

Money Market Portfolio

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Institutional Fiduciary Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Institutional Fiduciary Trust Money Market Portfolio (Fund).

The Fund invests substantially all of its assets in The Money Market Portfolio (Portfolio), which is registered under the 1940 Act as an open-end investment company. The accounting policies of the Portfolio, including the Portfolio’s security valuation policies, will directly affect the recorded value of the Fund’s investment in the Portfolio. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

Shares of the Fund are offered to other investment companies and accounts managed by Franklin Advisers Inc. (Advisers) or its affiliates, and to other institutional investors. At December 31, 2011, Advisers, affiliates of Advisers, and investment companies and accounts managed by Advisers or its affiliates owned 7,181,626,537 shares of the Fund.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund holds Portfolio shares that are valued at the closing net asset value of the Portfolio. At December 31, 2011, the Fund owned 75.86% of the Portfolio.

b. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of December 31, 2011, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

Semiannual Report | 11

Institutional Fiduciary Trust

Notes to Financial Statements (unaudited) (continued)

Money Market Portfolio

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income received from the Portfolio and estimated expenses are accrued daily. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

d. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2011, there were an unlimited number of shares authorized (without par value).

Transactions in the Fund’s shares at $1.00 per share were as follows:

12 | Semiannual Report

Institutional Fiduciary Trust

Notes to Financial Statements (unaudited) (continued)

Money Market Portfolio

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers, directors and/or trustees of the Portfolio and of the following subsidiaries:

a. Administrative Fees

The Fund pays an administrative fee to Advisers of 0.20% per year of the average daily net assets of the Fund.

b. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

c. Waiver and Expense Reimbursements

In efforts to prevent a negative yield, Advisers has voluntarily agreed to waive or limit its fees, assume as its own expense certain expenses otherwise payable by the Fund and if necessary, make a capital infusion into the Fund. These waivers, expense reimbursements and capital infusions are voluntary and may be modified or discontinued by Advisers at any time, and without further notice. There is no guarantee that the Fund will be able to avoid a negative yield.

4. INCOME TAXES

At December 31, 2011, the cost of investments for book and income tax purposes was the same.

5. SPECIAL SERVICING AGREEMENT

The Fund, which is an eligible underlying investment of one or more of the Franklin Templeton
Fund Allocator Series Funds (Allocator Funds), participates in a Special Servicing Agreement
(SSA) with the Allocator Funds and certain service providers of the Fund and the Allocator Funds.
Under the SSA, the Fund may pay a portion of the Allocator Funds’ expenses (other than any asset allocation, administrative, and distribution fees) to the extent such payments are less than the amount of the benefits realized or expected to be realized by the Fund (e.g., due to reduced costs associated with servicing accounts) from the investment in the Fund by the Allocator Funds.

Semiannual Report | 13

Institutional Fiduciary Trust

Notes to Financial Statements (unaudited) (continued)

Money Market Portfolio

5. SPECIAL SERVICING AGREEMENT (continued)

The Allocator Funds are either managed by Advisers or administered by Franklin Templeton Services, LLC, an affiliate of Advisers. For the period ended December 31, 2011, the Fund was held by one or more of the Allocator Funds and the amount of expenses borne by the Fund is noted in the Statement of Operations. At December 31, 2011, 7.61% of the Fund’s outstanding shares was held by one or more of the Allocator Funds.

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At December 31, 2011, all of the Fund’s investments in securities carried at fair value were valued using Level 1 inputs.

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Institutional Fiduciary Trust

Notes to Financial Statements (unaudited) (continued)

Money Market Portfolio

7. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP (Generally Accepted Accounting Principles) and IFRS (International Financial Reporting Standards) and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Fund believes the adoption of this ASU will not have a material impact on its financial statements.

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Semiannual Report | 15

aAmount rounds to less than $0.001 per share.
bTotal return is not annualized for periods less than one year.
cRatios are annualized for periods less than one year.
dBenefit of expense reduction rounds to less than 0.01%.
eBenefit of waiver and payment by affiliates rounds to less than 0.01%.

16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

The Money Market Portfolios

Statement of Investments, December 31, 2011 (unaudited)

The Money Market Portfolio	Principal Amount*	Value
Investments 99.8%		
Certificates of Deposit 20.5%		
Bank of Montreal, Chicago Branch, 0.12%, 1/03/12	$225,000,000	$ 225,000,000
Bank of Montreal, Chicago Branch, 0.17%, 1/17/12	100,000,000	100,000,444
Bank of Montreal, Chicago Branch, 0.11% - 0.17%, 1/06/12 - 2/10/12	175,000,000	175,000,000
Bank of Nova Scotia, Houston Branch, 0.29%, 1/04/12	125,000,000	125,000,000
Bank of Nova Scotia, Houston Branch, 0.28%, 1/12/12	100,000,000	100,000,000
Bank of Nova Scotia, Houston Branch, 0.29%, 1/19/12	100,000,000	100,000,000
Bank of Nova Scotia, Houston Branch, 0.26% - 0.29%, 2/27/12 - 3/05/12	125,000,000	125,000,000
Royal Bank of Canada, New York Branch, 0.26%, 1/11/12	400,000,000	400,000,000
Royal Bank of Canada, New York Branch, 0.05% - 0.26%, 1/13/12 - 1/23/12	45,525,000	45,525,561
The Toronto-Dominion Bank, New York Branch, 0.07% - 0.10%, 1/03/12 - 2/21/12	175,000,000	175,000,028
The Toronto-Dominion Bank, New York Branch, 0.30%, 6/25/12	200,000,000	200,000,000
The Toronto-Dominion Bank, New York Branch, 0.31%, 6/29/12	125,000,000	125,006,240
Westpac Banking Corp., New York Branch, 0.46%, 3/30/12	50,000,000	50,000,000
Total Certificates of Deposit (Cost $1,945,532,273)		1,945,532,273
[a]**Commercial Paper 46.8%**		
Australia and New Zealand Banking Group Ltd., 1/05/12 (Australia)	75,000,000	74,997,750
Australia and New Zealand Banking Group Ltd., 1/30/12 (Australia)	150,000,000	149,963,750
Bank of Nova Scotia, 1/11/12 - 1/13/12 (Canada)	50,000,000	49,999,333
Chevron Corp., 1/24/12 - 1/30/12	128,800,000	128,797,449
Commonwealth Bank of Australia, 1/04/12 - 1/20/12 (Australia)	95,800,000	95,794,957
Export Development Canada, 2/13/12 (Canada)	250,000,000	249,989,549
Export Development Canada, 3/01/12 (Canada)	100,000,000	99,995,000
General Electric Co., 1/30/12	263,000,000	262,985,170
Johnson & Johnson, 1/17/12	100,000,000	99,997,778
Johnson & Johnson, 3/19/12	100,000,000	99,985,917
Johnson & Johnson, 1/18/12 - 4/03/12	175,500,000	175,484,028
Johnson & Johnson, 5/01/12	125,000,000	124,953,785
Kingdom of Denmark, 1/04/12 - 1/06/12 (Denmark)	150,000,000	149,999,114
National Australia Funding, 1/17/12 (Australia)	11,000,000	10,999,315
Nestle Capital Corp., 1/20/12 (Switzerland)	100,000,000	99,997,361
Nestle Capital Corp., 2/27/12 - 3/08/12 (Switzerland)	140,750,000	140,734,821
Nestle Finance International Ltd., 1/05/12 (Switzerland)	100,000,000	99,998,889
Nestle Finance International Ltd., 1/18/12 (Switzerland)	125,000,000	124,995,278
PepsiCo Inc., 1/19/12	100,000,000	99,997,500
PepsiCo Inc., 1/06/12 - 2/21/12	400,000,000	399,985,798
Pfizer Inc., 1/05/12	91,700,000	91,699,694
Pfizer Inc., 1/12/12	254,780,000	254,777,360
Procter & Gamble Co., 1/09/12	50,000,000	49,999,555
Province of British Columbia, 1/04/12 - 6/20/12 (Canada)	508,350,000	508,135,028
Province of Ontario, 1/13/12 - 4/30/12 (Canada)	237,285,000	237,229,285
Province of Ontario, 5/31/12 (Canada)	150,000,000	149,905,625
Royal Bank of Canada, 1/17/12 (Canada)	55,000,000	54,999,022
The Toronto-Dominion Bank, 4/02/12 (Canada)	4,000,000	3,997,956
Total Capital Canada Ltd., 1/06/12 (France)	100,000,000	99,999,861
Westpac Banking Corp., 2/01/12 (Australia)	200,000,000	199,939,722
Westpac Banking Corp., 3/02/12 - 3/27/12 (Australia)	45,450,000	45,411,854
Total Commercial Paper (Cost $4,435,747,504)		4,435,747,504

Semiannual Report | 17

The Money Market Portfolios

Statement of Investments, December 31, 2011 (unaudited) (continued)

18 | Semiannual Report

The Money Market Portfolios

Statement of Investments, December 31, 2011 (unaudited) (continued)

See Abbreviations on page 27.

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aThe security is traded on a discount basis with no stated coupon rate.
bA supranational organization is an entity formed by two or more central governments through international treaties.
cVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.
dSee Note 1(b) regarding repurchase agreements.

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20 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 21

22 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

The Money Market Portfolios

Notes to Financial Statements (unaudited)

The Money Market Portfolio

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one portfolio, The Money Market Portfolio (Portfolio). The shares of the Portfolio are issued in private placements and are exempt from registration under the Securities Act of 1933.

The following summarizes the Portfolio’s significant accounting policies.

a. Financial Instrument Valuation

Securities are valued at amortized cost, which approximates market value. Amortized cost is an income-based approach which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

b. Repurchase Agreements

The Portfolio enters into repurchase agreements, which are accounted for as a loan by the Portfolio to the seller, collateralized by securities which are delivered to the Portfolio’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolio, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. All repurchase agreements held by the Portfolio at period end had been entered into on December 30, 2011.

c. Income Taxes

It is the Portfolio’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Portfolio intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Portfolio recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of December 31, 2011, and for all open tax years, the Portfolio has determined that no liability for unrecognized tax benefits is required in the Portfolio’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are

Semiannual Report | 23

The Money Market Portfolios

Notes to Financial Statements (unaudited) (continued)

The Money Market Portfolio

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Security Transactions, Investment Income, Expenses and Distributions (continued)

included in interest income. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Portfolio, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2011, there were an unlimited number of shares authorized (without par value). Transactions in the Portfolio’s shares at $1.00 per share were as follows:

24 | Semiannual Report

The Money Market Portfolios

Notes to Financial Statements (unaudited) (continued)

The Money Market Portfolio

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers, directors, and/or trustees of the Franklin Money Fund, the Franklin Templeton
Money Fund Trust, the Institutional Fiduciary Trust, and of the following subsidiaries:

a. Management Fees

The Portfolio pays an investment management fee to Advisers of 0.15% per year of the average daily net assets of the Portfolio.

b. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Portfolio and is not paid by the Portfolio for the services.

c. Waiver and Expense Reimbursements

In efforts to prevent a negative yield, Advisers has voluntarily agreed to waive or limit its fees, assume as its own expense certain expenses otherwise payable by the Portfolio and if necessary, make a capital infusion into the Portfolio. These waivers, expense reimbursements and capital infusions are voluntary and may be modified or discontinued by Advisers at any time, and with-
out further notice. There is no guarantee that the Portfolio will be able to avoid a negative yield.

d. Other Affiliated Transactions

At December 31, 2011, the shares of the Portfolio were owned by the following entities:

4. EXPENSE OFFSET ARRANGEMENT

The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses. During the period ended December 31, 2011, the custodian fees were reduced as noted in the Statement of Operations.

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The Money Market Portfolios

Notes to Financial Statements (unaudited) (continued)

The Money Market Portfolio

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At June 30, 2011, the Portfolio had capital loss carryforwards of $2,771,692 expiring in 2017.

Under the Regulated Investment Company Modernization Act of 2010, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous law. Any post-enactment capital losses generated will be required to be utilized prior to the losses incurred in pre-enactment tax years.

At December 31, 2011, the cost of investments for book and income tax purposes was the same.

6. FAIR VALUE MEASUREMENTS

The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Portfolio’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio’s investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2 inputs.

For movements between the levels within the fair value hierarchy, the Portfolio has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At December 31, 2011, all of the Portfolio’s investments in securities carried at fair value were valued using Level 2 inputs.

26 | Semiannual Report

The Money Market Portfolios

Notes to Financial Statements (unaudited) (continued)

The Money Market Portfolio

7. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP (Generally Accepted Accounting Principles) and IFRS (International Financial Reporting Standards) and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Portfolio believes the adoption of this ASU will not have a material impact on its financial statements.

8. SUBSEQUENT EVENTS

The Portfolio has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Semiannual Report | 27

Institutional Fiduciary Trust

Shareholder Information

IFT Money Market Portfolio

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)	N/A
(d)	N/A
(f)	Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson, and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.

There have been no significant

changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer